INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX EXPENSE
Schedule of components of the current and deferred tax expense

	Years ended December 31,
	2022	2021
Current tax expense
Current period	$132.4	$154.2
Settlement or adjustment for prior periods	(0.1)	(2.3)

Deferred tax expense
Origination and reversal of temporary differences	(77.5)	(61.1)
Change in unrecognized deferred tax assets from impairment and asset derecognition charges	32.9	0.3
Change in unrecognized deferred tax assets	(11.6)	23.9
Total tax expense	$76.1	$115.0

Schedule of reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate

	2022	2021
Earnings before income tax	$106.7	$84.3
Statutory Rate	26.5%	26.5%
Expected income tax expense	$28.3	$22.3

Increase (decrease) resulting from:
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	18.6	53.9
Accounting expenses not deductible for tax	20.5	22.1
Accounting income not subject to tax	(3.8)	(0.3)
Change in unrecognized deferred tax assets	(11.6)	23.9
Change in unrecognized deferred tax assets from impairment and asset derecognition charges	32.9	0.3
Mining and state taxes	(3.9)	0.8
Percentage of depletion	(5.3)	(2.0)
Taxes on (recovery from) repatriation of foreign earnings	(1.0)	5.6
True-up of prior provisions to tax filings	2.2	(5.2)
Settlement of prior period taxes	0.8	(1.6)
Other	(1.6)	(4.8)
Income tax expense	$76.1	$115.0

Schedule of summary of the components of deferred income tax and movement in net deferred tax liabilities

	December 31,	December 31,
	2022	2021
Deferred tax assets
Accrued expenses and other	$103.6	$49.0
Property, plant and equipment	0.4	1.8
Reclamation and remediation obligations	74.2	118.6
Inventory capitalization	—	20.6
Losses	74.9	90.8
	253.1	280.8
Deferred tax liabilities
Accrued expenses and other	0.5	1.3
Property, plant and equipment	507.5	662.7
Inventory capitalization	42.0	47.1
Deferred tax liabilities - net	$296.9	$430.3

Schedule of unrecognized deferred tax assets and company's non-capital losses

	December 31,	December 31,
	2022	2021
Balance at the beginning of the period	$430.3	$485.1
Recognized in the statement of operations	(56.2)	(36.9)
Recognized in OCI	(2.6)	8.9
Discontinued operations	(74.6)	(26.8)
Balance at the end of the period	$296.9	$430.3

	December 31,	December 31,
	2022	2021
Deductible temporary differences	$680.7	$572.0
Tax losses	$418.9	$363.9

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$1,165.2	2027 - 2042
United States(a)	Net operating losses	184.5	2023 - 2026 & No expiry
Chile	Net operating losses	154.8	No expiry
Brazil	Net operating losses	3.1	No expiry
Mauritania	Net operating losses	6.2	2023 - 2027
Barbados	Net operating losses	144.6	2023 - 2028
Luxembourg	Net operating losses	65.4	Various
Other	Net operating losses	69.8	Various

(a)	Utilization of the United States loss carry forwards will be limited in any year as a result of the previous changes in ownership.